Income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income taxes [Abstract]
Effective income tax rate (as a percentage)	53.80%	42.30%
Statutory tax rate (as a percentage)	25.00%
Non-deductible expenses	$ 4,600,000
Difference between statutory rate and effective rate resulting from unrecognized tax benefit	4,200,000	$ 12,000,000
Unrecognized tax benefit
Balance as of December 31, 2014	14,005,004
Reductions for tax positions of prior years	(2,748,906)
Movement in current year due to foreign exchange rate fluctuation	2,672
Balance as of June 30, 2015	$ 11,258,770